CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Mar. 29, 2021
Current assets:
Cash	$ 507			$ 106,998				$ 760,012
Prepaid and other current assets	17,500							457,605
Total current assets	18,007			106,998				1,217,617
Investments held in Trust Account	8,119,642			7,527,369				116,726,978
Total Assets	8,137,649			7,634,367				117,944,595
Current liabilities:
Accounts payable and accrued expenses	2,630,100			1,886,312				140,163
Income taxes payable	187,225			187,225
Bridge Note, net of discount				292,800
Promissory note - related party	926,500			350,000
Advances from related parties	138,937			43,900				43,900
Bridge Note - Bifurcated Derivative				364,711
PIPE Forward Contract Derivative				170,666
Total current liabilities	5,022,029			3,295,614				184,063
Deferred underwriting fee payable	4,370,000			4,370,000				4,370,000
Total Liabilities	9,392,029			7,665,614				4,554,063
Commitments
Common stock subject to possible redemption, 0.0001 par value; 694,123 shares issued and outstanding at redemption value of $11.37 and $10.65 per share as of September 30, 2023 and December 31, 2022, respectively	7,894,214			7,395,349				116,725,000
Stockholders' Deficit
Common stock, $0.0001 par value; 50,000,000 shares authorized; 3,462,000 and 3,432,000 shares issued and outstanding as of December 31, 2022 and 2021, respectively (excluding 694,123 and 11,500,000 shares subject to possible redemption as of December 31, 2022 and 2021, respectively)	350			347				344
Additional paid-in capital				292,973
Accumulated deficit	(9,771,586)			(7,719,916)				(3,334,812)
Total Stockholders' Deficit	$ (9,148,594)	$ (9,131,969)	$ (9,107,038)	(7,426,596)	$ (5,586,680)	$ (4,521,287)	$ (3,861,828)	(3,334,468)	$ 0
TOTAL LIABILITIES, COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS' DEFICIT				$ 7,634,367				$ 117,944,595